Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2024
Commitments And Contingencies [Abstract]
Minimum Future Payments, Commitments And Contingent Liabilities	Future payments for the Company’s commitments are below:

As at September 30, 2024	Remainder of Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1) (2)	523	2,062	1,886	1,862	1,845	16,157	24,335
Product Purchases	62	—	—	—	—	—	62
Real Estate	16	63	63	61	60	604	867
Obligation to Fund HCML	24	98	98	92	54	139	505
Other Long-Term Commitments	276	192	176	171	151	686	1,652
Total Commitments	901	2,415	2,223	2,186	2,110	17,586	27,421
(1)Includes transportation commitments that are subject to regulatory approval or were approved, but are not yet in service of $843 million. Terms are up to 20 years on commencement.
(2)As at September 30, 2024, includes $1.9 billion related to transportation and storage commitments with HMLP.